UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period: August 31, 2025

Item 1. Reports to Stockholders.

(a)

The Frontier Economic Fund
AKAF (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | August 31, 2025
This semi-annual shareholder report contains important information about the The Frontier Economic Fund for the period of June 25, 2025 to August 31, 2025. You can find additional information about the Fund at https://thealaskaetf.com/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
The Frontier Economic Fund	$4	0.20%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$2,504,820
Number of Holdings	136
Net Advisory Fee	$509
Portfolio Turnover	9%
30-Day SEC Yield	1.28%
30-Day SEC Yield Unsubsidized	1.28%
Visit https://thealaskaetf.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers	(% of Net Assets)
Exxon Mobil Corporation	2.2%
Royal Caribbean Cruises, Ltd.	2.1%
General Electric Company	2.1%
ConocoPhillips	2.1%
DoorDash, Inc.	2.1%
United Parcel Service, Inc.	2.1%
FedEx Corporation	2.1%
Uber Technologies, Inc.	2.1%
Teck Resources, Ltd.	1.5%
Kinross Gold Corporation	1.5%

Top Sectors	(% of Net Assets)
Industrials	33.9%
Consumer Discretionary	19.4%
Energy	15.1%
Materials	12.7%
Consumer Staples	5.4%
Information Technology	4.5%
Communication Services	2.9%
Health Care	2.8%
Financials	2.6%
Cash & Other	0.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://thealaskaetf.com/.

ALPS Distributors, Inc. is the distributor of the Fund. ALPS is not affiliated with Vident Asset Management.
The Frontier Economic Fund	PAGE 1	TSR-SAR-268961703

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Vident Asset Management documents not be householded, please contact Vident Asset Management at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Vident Asset Management or your financial intermediary.
The Frontier Economic Fund	PAGE 2	TSR-SAR-268961703

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

The Frontier Economic Fund (Ticker: AKAF)
Semi-Annual Financial Statements and Additional Information
August 31, 2025 (Unaudited)

The Frontier Economic Fund
Schedule of Investments
August 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Communication Services - 2.9%
Alphabet, Inc. - Class A	85	$18,097
GCI Liberty, Inc. - Class C(a)	156	5,716
Globalstar, Inc.(a)	210	6,285
Iridium Communications, Inc.	236	5,874
Verizon Communications, Inc.	401	17,736
Walt Disney Company	151	17,876
		71,584
Consumer Discretionary - 19.4%
Airbnb, Inc. - Class A(a)	136	17,752
Amazon.com, Inc.(a)	78	17,862
AutoZone, Inc.(a)	2	8,397
Best Buy Company, Inc.	156	11,488
Buckle, Inc.	104	5,885
Canada Goose Holdings, Inc.(a)	420	5,445
Carnival Corporation(a)	1,095	34,919
Choice Hotels International, Inc.	48	5,740
Darden Restaurants, Inc.	58	12,002
Denny’s Corporation(a)	1,319	6,028
Domino’s Pizza, Inc.	26	11,916
DoorDash, Inc. - Class A(a)	217	53,219
Ford Motor Company	992	11,676
GameStop Corporation - Class A(a)	524	11,743
General Motors Company	202	11,835
H&R Block, Inc.	116	5,841
Harley-Davidson, Inc.	203	5,911
Hilton Worldwide Holdings, Inc.	64	17,668
Home Depot, Inc.	43	17,491
Lithia Motors, Inc.	18	6,060
Lowe’s Companies, Inc.	69	17,806
Lululemon Athletica, Inc.(a)	57	11,525
Marriott International, Inc. - Class A	65	17,411
McDonald’s Corporation	57	17,872
Norwegian Cruise Line Holdings, Ltd.(a)	712	17,686
O’Reilly Automotive, Inc.(a)	171	17,729
Pursuit Attractions and Hospitality, Inc.(a)	159	5,931
Royal Caribbean Cruises, Ltd.	148	53,757
Starbucks Corporation	202	17,814
Ulta Beauty, Inc.(a)	23	11,333
Yamaha Motor Company, Ltd.	800	5,874
Yum! Brands, Inc.	81	11,905
		485,521
Consumer Staples - 5.4%
Albertsons Companies, Inc. - Class A	604	11,754
Coca-Cola Company	257	17,730
Constellation Brands, Inc. - Class A	73	11,822
Costco Wholesale Corporation	18	16,980
Kroger Company	174	11,804
North West Company, Inc.	162	5,954
PepsiCo, Inc.	119	17,689
Sysco Corporation	148	11,910

	Shares	Value
Target Corporation	120	$11,518
Walmart, Inc.	184	17,844
		135,005
Energy - 15.1%
APA Corporation	785	18,228
Baker Hughes Company	792	35,957
ConocoPhillips	542	53,642
Core Laboratories, Inc.	1,590	18,301
Expro Group Holdings NV(a)	1,428	17,807
Exxon Mobil Corporation	472	53,945
Halliburton Company	1,588	36,095
Nabors Industries, Ltd.(a)	489	18,230
Pantheon Resources PLC(a)	42,251	17,296
Repsol SA	2,210	36,241
Santos, Ltd.	6,779	35,583
Schlumberger NV	983	36,214
		377,539
Financials - 2.6%
Ameriprise Financial, Inc.	22	11,326
KeyCorp	610	11,809
Marsh & McLennan Companies, Inc.	85	17,494
Northrim BanCorp, Inc.	62	5,830
Wells Fargo & Company	215	17,669
		64,128
Health Care - 2.8%
CVS Health Corporation	247	18,068
HCA Healthcare, Inc.	44	17,774
Labcorp Holdings, Inc.	43	11,954
McKesson Corporation	26	17,853
Universal Health Services, Inc. - Class B	32	5,810
		71,459
Industrials - 33.9%(b)
AECOM	94	11,740
Air Canada(a)	1,250	17,754
Alaska Air Group, Inc.(a)	286	17,955
American Airlines Group, Inc.(a)	1,348	18,023
ANA Holdings, Inc.	900	18,208
Boeing Company(a)	76	17,836
Bombardier, Inc. - Class B(a)	51	5,964
Booz Allen Hamilton Holding Corporation	107	11,633
Builders FirstSource, Inc.(a)	83	11,510
Delta Air Lines, Inc.	578	35,709
DSV AS	158	35,008
Emerson Electric Company	133	17,556
Fastenal Company	236	11,720
FedEx Corporation	228	52,684
Ferguson Enterprises, Inc.	51	11,789
General Dynamics Corporation	55	17,851
General Electric Company	195	53,664
Hertz Global Holdings, Inc.(a)	1,011	5,793
Honeywell International, Inc.	81	17,779
Jacobs Solutions, Inc.	80	11,698

The accompanying notes are an integral part of these financial statements.

1

The Frontier Economic Fund
Schedule of Investments
August 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Kawasaki Kisen Kaisha, Ltd.	1,100	$16,995
L3Harris Technologies, Inc.	43	11,938
Leidos Holdings, Inc.	65	11,760
Lockheed Martin Corporation	39	17,770
Matson, Inc.	168	17,480
Nippon Yusen KK	1,000	36,322
Northrop Grumman Corporation	31	18,291
Republic Services, Inc.	75	17,548
SkyWest, Inc.(a)	145	17,603
Stantec, Inc.	55	5,980
Tetra Tech, Inc.	160	5,827
TFI International, Inc.	190	18,007
Trane Technologies PLC	42	17,455
Uber Technologies, Inc.(a)	558	52,313
U-Haul Holding Company(a)	205	11,798
United Continental Holdings, Inc.(a)	340	35,700
United Parcel Service, Inc. - Class B	604	52,814
United Rentals, Inc.	13	12,432
Waste Connections, Inc.	64	11,831
WSP Global, Inc.	59	12,019
WW Grainger, Inc.	11	11,149
XPO, Inc.(a)	269	34,889
		849,795
Information Technology - 4.5%
Apple, Inc.	76	17,643
Cisco Systems, Inc.	259	17,894
International Business Machines Corporation	72	17,531
Microsoft Corporation	35	17,734
Motorola Solutions, Inc.	39	18,426
Oracle Corporation	76	17,186
Viasat, Inc.(a)	181	5,852
		112,266
Materials - 12.7%
Agnico Eagle Mines, Ltd.	254	36,632
Barrick Mining Corporation	1,344	35,858
Coeur Mining, Inc.(a)	1,420	18,673
Freegold Ventures, Ltd.(a)	1,546	1,408
GoldMining, Inc.(a)	2,352	2,182
Hecla Mining Company	2,206	18,773
Kinross Gold Corporation	1,758	36,762
Knife River Corporation(a)	214	17,334
Major Drilling Group International, Inc.(a)	639	4,505
Northern Dynasty Minerals, Ltd.(a)	19,948	17,953
Northern Star Resources, Ltd.	2,887	35,693
Novagold Resources, Inc.(a)	2,687	18,379
Sherwin-Williams Company	49	17,926
South32, Ltd.	9,387	16,711
Teck Resources, Ltd. - Class B	1,076	36,788
Trilogy Metals, Inc.(a)	2,027	3,426
		319,003

	Shares	Value
Utilities - 0.2%
MDU Resources Group, Inc.	358	$5,832
TOTAL COMMON STOCKS (Cost $2,386,439)		2,492,132
TOTAL INVESTMENTS - 99.5% (Cost $2,386,439)		$2,492,132
Other Assets in Excess of Liabilities - 0.5%		12,688
TOTAL NET ASSETS - 100.0%		$2,504,820

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

2

The Frontier Economic Fund
Statement of Assets and Liabilities
August 31, 2025 (Unaudited)

ASSETS:
Investments, at value	$2,492,132
Receivable for fund shares sold	555,540
Receivable for investments sold	399,401
Dividends receivable	2,373
Foreign currency, at value	594
Receivable for transaction fee	187
Dividend tax reclaims receivable	67
Total assets	3,450,294
LIABILITIES:
Payable to custodian	486,877
Payable for capital shares redeemed	278,337
Payable for investments purchased	179,957
Payable to adviser	303
Total liabilities	945,474
NET ASSETS	$2,504,820
NET ASSETS CONSISTS OF:
Paid-in capital	$2,336,480
Total distributable earnings	168,340
Total net assets	$2,504,820
Net assets	$2,504,820
Shares issued and outstanding(a)	90,000
Net asset value per share	$27.83
COST:
Investments, at cost	$2,386,439
Foreign currency, at cost	$592

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

3

The Frontier Economic Fund(a)
Statement of Operations
For the Period Ended August 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$4,561
Less: Dividend withholding taxes	(171)
Total investment income	4,390
EXPENSES:
Investment advisory fee	509
Total expenses	509
NET INVESTMENT INCOME	3,881
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(5,174)
In-kind redemptions	63,957
Foreign currency translation	(2)
Net realized gain (loss)	58,781
Net change in unrealized appreciation (depreciation) on:
Investments	105,693
Foreign currency translation	(15)
Net change in unrealized appreciation (depreciation)	105,678
Net realized and unrealized gain (loss)	164,459
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$168,340

(a)	Inception date of the Fund was June 25, 2025.
The accompanying notes are an integral part of these financial statements.

4

The Frontier Economic Fund
Statement of Changes in Net Assets

Period Ended August 31, 2025(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$3,881
Net realized gain (loss)	58,781
Net change in unrealized appreciation (depreciation)	105,678
Net increase (decrease) in net assets from operations	168,340
CAPITAL TRANSACTIONS:
Shares sold	2,614,630
Shares redeemed	(278,337)
ETF transaction fees (See Note 6)	187
Net increase (decrease) in net assets from capital transactions	2,336,480
NET INCREASE (DECREASE) IN NET ASSETS	2,504,820
NET ASSETS:
Beginning of the period	—
End of the period	$2,504,820
SHARES TRANSACTIONS
Shares sold	100,000
Shares redeemed	(10,000)
Total increase (decrease) in shares outstanding	90,000

(a)	Inception date of the Fund was June 25, 2025.
The accompanying notes are an integral part of these financial statements.

5

The Frontier Economic Fund
Financial Highlights

Period Ended August 31, 2025(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.10
INVESTMENT OPERATIONS:
Net investment income(b)	0.07
Net realized and unrealized gain (loss) on investments(c)	2.66
Total from investment operations	2.73
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$27.83
TOTAL RETURN(e)	3.17%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,505
Ratio of expenses to average net assets(f)	0.20%
Ratio of net investment income (loss) to average net assets(f)	1.54%
Portfolio turnover rate(e)	9%

(a)	Inception date of the Fund was June 25, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

6

The Frontier Economic Fund
Notes to Financial Statements
AUGUST 31, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
The Frontier Economic Fund (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS”) or (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of The Alaska Last Frontier Index, (the “Index”). The Fund commenced operations on June 25, 2025.
The end of the reporting period for the Fund is August 31, 2025. The current fiscal period is the period from June 25, 2025 (Fund inception date) through August 31, 2025.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and Nasdaq Capital Market® Exchange (collectively “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

7

The Frontier Economic Fund
Notes to Financial Statements
AUGUST 31, 2025 (Unaudited)(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,492,132	$—	$—	$2,492,132
Total Investments	$2,492,132	$—	$—	$2,492,132

Refer to the Schedule of Investments for further disaggregation of investment categories.
B.
Cash and Cash Equivalents. Cash and cash equivalents include cash and overnight investments in interest bearing demand deposits with a financial institution. Amounts swept overnight are available on the next business day.

C.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign securities, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.
Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and conclude that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance

8

The Frontier Economic Fund
Notes to Financial Statements
AUGUST 31, 2025 (Unaudited)(Continued)
with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.
E.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

F.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund at least annually. Distributions are recorded on the ex-dividend date.

G.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

H.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange, Inc. (“NYSE”) is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

I.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J.
New Accounting Pronouncement. In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.

Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser’s Enterprise Risk Committee, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
K.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

9

The Frontier Economic Fund
Notes to Financial Statements
AUGUST 31, 2025 (Unaudited)(Continued)
NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Vident Advisory, LLC, doing business as Vident Asset Management, (the “Adviser”), serves as the investment adviser and index provider to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to this Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). For services provided to the Fund, the Fund pays the Adviser a unified management fee, calculated daily and paid monthly, at an annual rate of 0.20% based on the Fund’s average daily net assets.
U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.
ALPS Distributors, Inc. (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$699,974	$141,177

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

In-Kind Purchases	In-Kind Sales
$2,049,116	$280,261

There were no purchases or sales of U.S. Government securities in the Fund during the period.
NOTE 5 – INCOME TAX INFORMATION
The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period. Since the Fund did not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.
NOTE 6 – SHARE TRANSACTIONS
Shares of the Fund are listed and traded on the New York Stock Exchange (“NYSE”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund.

10

The Frontier Economic Fund
Notes to Financial Statements
AUGUST 31, 2025 (Unaudited)(Continued)
Creation Units of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Fund currently offers one class of shares, which have no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed creation and redemption transaction fee for the Fund is $500 payable to the Custodian. The fixed transaction fee may be waived on transaction orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transaction fees. Variable fees received by the Fund, if any, are displayed in the Capital Transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.
NOTE 7 – PRINCIPAL RISKS
Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
NOTE 8 – BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the 1940 Act. As of the end of the reporting period, Casey Crawford, an individual, owned greater than 25% of the outstanding shares of the Fund.

11

The Frontier Economic Fund
ADDITIONAL INFORMATION (Unaudited)
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others
All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

12

The Frontier Economic Fund
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 9-10, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between Vident Asset Management (the “Adviser”) and the Trust, on behalf of The Frontier Economic Fund (the “Fund”), for an initial two-year term.
Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser; (ii) the cost of the services to be provided and the profits expected to be realized by the Adviser or its affiliates from services rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares the Fund’s proposed management fee and expenses to those of relevant peer groups (the “Barrington Report”); (iv) the extent to which any economies of scale might be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; (v) any other financial benefits to the Adviser or its affiliates that may result from services to be rendered to the Fund; and (vi) other factors the Board deemed to be relevant. The Board also met via videoconference twelve days before the Meeting to discuss their initial thoughts regarding the Materials and communicate to Trust officers their follow up questions, if any, that they would like the Adviser to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Adviser, along with other Fund service providers, had provided written and oral updates on the firm over the course of the year with respect to its role as investment adviser or sub-adviser to other series in the Trust. The Board considered such supplemental information alongside the Materials in its evaluation of the Adviser’s fees and other aspects of the Advisory Agreement. Additionally, Adviser representatives provided an oral overview of the Fund’s strategy, the services to be provided to the Fund by the Adviser, and additional information about the Adviser’s personnel and business operations. The Board then discussed the Materials, the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated, in light of this information, on the approval of the Advisory Agreement.
Approval of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to other series of the Trust. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, the firm’s compliance policies, marketing practices, and brokerage information, as well as details about the Fund.
The Board also considered other services to be provided by the Adviser to the Fund, including monitoring the Fund’s adherence to its investment restrictions and compliance with the Fund’s policies and procedures and applicable securities regulations, as well as monitoring the extent to which the Fund achieves its investment objective as an index-based fund. Additionally, the Board considered that the Fund’s underlying index was created by the Adviser for use by the Fund.
Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in the context of the Board’s deliberations on the Advisory Agreement. The Board also considered that the Fund is index-based. Consequently, with respect to the Fund’s future performance, the Board will focus on the Adviser’s ability to track closely the Fund’s underlying index.
Cost of Services to be Provided and Economies of Scale. The Board reviewed the Fund’s proposed net expense ratio, the full amount of which was anticipated to be the “unified fee” described below. The Board then compared the Fund’s expense ratio to its Peer Group and Selected Peer Group (each defined below). The Board noted that the peer group selected by Barrington Partners was comprised mostly of country-specific ETFs where the geography is focused on natural resources because of the limited number of state-focused ETFs (the “Peer Group”). The Board noted each fund in the Peer Group was also index-based. The Board then noted that the Fund’s net expense ratio was lower than the

13

The Frontier Economic Fund
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)(Continued)
median net expense ratio of funds included in the Peer Group and lower than all but one peer fund’s net expense ratio. The Board also compared the Fund’s proposed expense ratio to that of certain competitor ETFs identified by the Adviser (the “Selected Peer Group”). The Board noted that the Selected Peer Group was comprised of index-based ETFs in four categories: (1) single state equity ETFs, (2) energy sector ETFs, (3) mining ETFs, and (4) S&P 500 ETFs. The Board observed that the Fund’s proposed net expense ratio was within the range of net expense ratios for the Selected Peer Group and lower than that of all of the Selected Peer ETFs except for the energy sector ETFs and S&P 500 ETFs.
The Board took into consideration that the Adviser would charge a “unified fee,” meaning the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources.
The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Fund at various Fund asset levels as well as the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Fund had not yet commenced operations and, consequently, the future size of the Fund and the Adviser’s future profitability were generally unpredictable.
The Board also considered the Fund’s expenses and advisory fee structure in light of its potential economies of scale. The Board noted that the Fund’s unitary fee structure did not contain any management fee breakpoint reductions as Fund assets grow. The Board determined, however, that the Fund’s unitary fee structure reflects a sharing of economies of scale between the Adviser and the Fund at current asset levels. The Board also noted its intention to monitor fees as the Fund grows in size and assess whether advisory fee breakpoints may be warranted in the future should the Adviser realize economies of scale in its management of the Fund.
Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, therefore unanimously determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

14

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	11/10/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	11/10/2025

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	11/10/2025

* Print the name and title of each signing officer under his or her signature.